Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.0%)
Activision Blizzard, Inc.	97,136	7,221
Alphabet, Inc. - Class A *	818,128	78,254
Alphabet, Inc. - Class C *	731,595	70,343
AT&T, Inc.	970,932	14,894
Charter Communications, Inc. - Class A *	15,125	4,588
Comcast Corp. - Class A	600,878	17,624
DISH Network Corp. - Class A *	34,111	472
Electronic Arts, Inc.	36,041	4,170
Fox Corp. - Class A	42,670	1,309
Fox Corp. - Class B	19,610	559
The Interpublic Group of Companies, Inc.	53,804	1,377
Live Nation Entertainment, Inc. *	19,386	1,474
Lumen Technologies, Inc.	129,966	946
Match Group, Inc. *	38,733	1,850
Meta Platforms, Inc. - Class A *	311,056	42,204
Netflix, Inc. *	60,678	14,286
News Corp. - Class A	53,931	815
News Corp. - Class B	16,798	259
Omnicom Group, Inc.	27,902	1,760
Paramount Global - Class B	68,901	1,312
Take-Two Interactive Software, Inc. *	21,634	2,358
T-Mobile US, Inc. *	82,132	11,020
Twitter, Inc. *	91,741	4,022
Verizon Communications, Inc.	573,032	21,758
The Walt Disney Co. *	248,748	23,464
Warner Bros. Discovery, Inc. *	299,918	3,449

Total		331,788

Consumer Discretionary (11.6%)
Advance Auto Parts, Inc.	8,285	1,295
Amazon.com, Inc. *	1,209,340	136,655
Aptiv PLC *	36,968	2,891
AutoZone, Inc. *	2,659	5,695
Bath & Body Works, Inc.	31,151	1,016
Best Buy Co., Inc.	27,460	1,739
Booking Holdings, Inc. *	5,418	8,903
BorgWarner, Inc.	32,487	1,020

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Caesars Entertainment, Inc. *	28,727	927
CarMax, Inc. *	21,680	1,431
Carnival Corp. *	134,683	947
Chipotle Mexican Grill, Inc. *	3,777	5,676
D.R. Horton, Inc.	43,442	2,926
Darden Restaurants, Inc.	16,917	2,137
Dollar General Corp.	31,029	7,443
Dollar Tree, Inc. *	28,801	3,920
Domino’s Pizza, Inc.	4,889	1,517
eBay, Inc.	75,928	2,795
Etsy, Inc. *	17,231	1,725
Expedia Group, Inc. *	20,744	1,943
Ford Motor Co.	538,876	6,035
Garmin, Ltd.	20,577	1,653
General Motors Co.	198,944	6,384
Genuine Parts Co.	19,204	2,868
Hasbro, Inc.	17,580	1,185
Hilton Worldwide Holdings, Inc.	37,748	4,553
The Home Depot, Inc.	140,149	38,673
Las Vegas Sands Corp. *	45,538	1,709
Lennar Corp. - Class A	34,697	2,587
LKQ Corp.	35,613	1,679
Lowe’s Companies, Inc.	87,206	16,378
Marriott International, Inc. - Class A	37,641	5,275
McDonald’s Corp.	100,300	23,143
MGM Resorts International	44,519	1,323
Mohawk Industries, Inc. *	6,980	636
Newell Brands, Inc.	49,793	692
NIKE, Inc. - Class B	172,495	14,338
Norwegian Cruise Line Holdings, Ltd. *	57,774	656
NVR, Inc. *	419	1,671
O’Reilly Automotive, Inc. *	8,699	6,118
Pool Corp.	5,435	1,729
PulteGroup, Inc.	32,228	1,209
Ralph Lauren Corp.	5,853	497
Ross Stores, Inc.	47,835	4,031
Royal Caribbean Cruises, Ltd. *	29,997	1,137
Starbucks Corp.	156,558	13,192
Tapestry, Inc.	34,111	970
Target Corp.	63,269	9,388
Tesla, Inc. *	363,416	96,396
The TJX Cos., Inc.	159,981	9,938
Tractor Supply Co.	15,233	2,832

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Ulta Beauty, Inc. *	7,083	2,842
VF Corp.	44,116	1,319
Whirlpool Corp.	7,622	1,028
Wynn Resorts, Ltd. *	14,416	909
Yum! Brands, Inc.	39,039	4,151

Total		481,725

Consumer Staples (6.8%)
Altria Group, Inc.	245,555	9,915
Archer-Daniels-Midland Co.	76,577	6,161
Brown-Forman Corp. - Class B	25,179	1,676
Campbell Soup Co.	27,937	1,316
Church & Dwight Co., Inc.	33,144	2,368
The Clorox Co.	16,542	2,124
The Coca-Cola Co.	531,069	29,750
Colgate-Palmolive Co.	113,645	7,984
Conagra Brands, Inc.	65,083	2,124
Constellation Brands, Inc. - Class A	21,740	4,993
Costco Wholesale Corp.	60,440	28,544
The Estee Lauder Cos., Inc. - Class A	31,629	6,829
General Mills, Inc.	81,282	6,227
The Hershey Co.	20,040	4,418
Hormel Foods Corp.	38,729	1,760
The J.M. Smucker Co.	14,454	1,986
Kellogg Co.	34,368	2,394
Keurig Dr. Pepper, Inc.	115,930	4,153
Kimberly-Clark Corp.	45,951	5,171
The Kraft Heinz Co.	108,684	3,625
The Kroger Co.	88,977	3,893
Lamb Weston Holdings, Inc.	19,529	1,511
McCormick & Co., Inc.	34,058	2,427
Molson Coors Beverage Co. - Class B	25,954	1,246
Mondelez International, Inc.	187,693	10,291
Monster Beverage Corp. *	52,481	4,564
PepsiCo, Inc.	188,306	30,743
Philip Morris International, Inc.	211,513	17,558
The Procter & Gamble Co.	326,044	41,163
Sysco Corp.	69,516	4,915
Tyson Foods, Inc. - Class A	39,540	2,607
Walgreens Boots Alliance, Inc.	97,233	3,053

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walmart, Inc.	194,489	25,225

Total		282,714

Energy (4.5%)
APA Corp.	44,554	1,523
Baker Hughes	138,049	2,894
Chevron Corp.	245,717	35,302
ConocoPhillips	173,700	17,776
Coterra Energy, Inc.	109,286	2,855
Devon Energy Corp.	89,345	5,372
Diamondback Energy, Inc.	24,253	2,922
EOG Resources, Inc.	79,963	8,934
EQT Corp.	50,442	2,056
Exxon Mobil Corp.	568,655	49,649
Halliburton Co.	123,748	3,047
Hess Corp.	38,081	4,150
Kinder Morgan, Inc.	270,523	4,501
Marathon Oil Corp.	92,453	2,088
Marathon Petroleum Corp.	68,035	6,758
Occidental Petroleum Corp.	101,678	6,248
ONEOK, Inc.	60,900	3,121
Phillips 66	65,249	5,267
Pioneer Natural Resources Co.	32,565	7,051
Schlumberger, Ltd.	192,987	6,928
Valero Energy Corp.	53,923	5,762
The Williams Cos., Inc.	165,192	4,729

Total		188,933

Financials (10.9%)
Aflac, Inc.	78,462	4,410
The Allstate Corp.	36,881	4,593
American Express Co.	81,840	11,041
American International Group, Inc.	103,756	4,926
Ameriprise Financial, Inc.	14,759	3,718
Aon PLC	28,804	7,716
Arthur J. Gallagher & Co.	28,490	4,878
Assurant, Inc.	7,147	1,038
Bank of America Corp.	953,844	28,806
The Bank of New York Mellon Corp.	100,792	3,882
Berkshire Hathaway, Inc. - Class B *	246,261	65,757
BlackRock, Inc.	20,571	11,320
Brown & Brown, Inc.	31,816	1,924
Capital One Financial Corp.	52,370	4,827
Cboe Global Markets, Inc.	14,402	1,690
The Charles Schwab Corp.	208,345	14,974
Chubb, Ltd.	56,985	10,364
Cincinnati Financial Corp.	21,722	1,946

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Citigroup, Inc.	264,292	11,013
Citizens Financial Group, Inc.	67,739	2,327
CME Group, Inc.	49,043	8,687
Comerica, Inc.	17,893	1,272
Discover Financial Services	37,273	3,389
Everest Re Group, Ltd.	5,448	1,430
FactSet Research Systems, Inc.	5,082	2,033
Fifth Third Bancorp	94,118	3,008
First Republic Bank	24,931	3,255
Franklin Resources, Inc.	37,588	809
Globe Life, Inc.	12,303	1,227
The Goldman Sachs Group, Inc.	46,580	13,650
The Hartford Financial Services Group, Inc.	44,091	2,731
Huntington Bancshares, Inc.	195,187	2,573
Intercontinental Exchange, Inc.	76,199	6,885
Invesco, Ltd.	62,069	850
JPMorgan Chase & Co.	400,136	41,814
KeyCorp	126,465	2,026
Lincoln National Corp.	21,136	928
Loews Corp.	27,287	1,360
M&T Bank Corp.	23,962	4,225
MarketAxess Holdings, Inc.	5,237	1,165
Marsh & McLennan Cos., Inc.	67,981	10,149
MetLife, Inc.	91,418	5,556
Moody’s Corp.	21,532	5,235
Morgan Stanley	182,718	14,437
MSCI, Inc.	11,002	4,641
Nasdaq, Inc.	46,248	2,621
Northern Trust Corp.	28,671	2,453
The PNC Financial Services Group, Inc.	56,092	8,381
Principal Financial Group, Inc.	31,872	2,300
The Progressive Corp.	79,809	9,275
Prudential Financial, Inc.	50,859	4,363
Raymond James Financial, Inc.	26,365	2,605
Regions Financial Corp.	127,547	2,560
S&P Global, Inc.	46,487	14,195
Signature Bank	8,681	1,311
State Street Corp.	50,160	3,050
SVB Financial Group *	7,985	2,681
Synchrony Financial	65,734	1,853
T. Rowe Price Group, Inc.	30,827	3,237
The Travelers Cos., Inc.	32,544	4,986

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Truist Financial Corp.	180,785	7,871
U.S. Bancorp	184,483	7,438
W.R. Berkley Corp.	28,414	1,835
Wells Fargo & Co.	517,545	20,816
Willis Towers Watson PLC	15,120	3,038
Zions Bancorp NA	20,072	1,021

Total		452,375

Health Care (15.0%)
Abbott Laboratories	238,946	23,120
AbbVie, Inc.	241,249	32,378
ABIOMED, Inc. *	6,234	1,531
Agilent Technologies, Inc.	40,703	4,948
Align Technology, Inc. *	9,937	2,058
AmerisourceBergen Corp.	21,210	2,870
Amgen, Inc.	72,989	16,452
Baxter International, Inc.	68,291	3,678
Becton Dickinson and Co.	38,914	8,671
Biogen, Inc. *	19,862	5,303
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,239
Bio-Techne Corp.	5,298	1,505
Boston Scientific Corp. *	195,337	7,565
Bristol-Myers Squibb Co.	291,346	20,712
Cardinal Health, Inc.	36,935	2,463
Catalent, Inc. *	24,453	1,769
Centene Corp. *	77,990	6,068
Charles River Laboratories International, Inc. *	6,814	1,341
Cigna Corp.	41,632	11,552
The Cooper Cos., Inc.	6,765	1,785
CVS Health Corp.	179,130	17,084
Danaher Corp.	89,331	23,073
DaVita, Inc. *	7,599	629
DENTSPLY SIRONA, Inc.	30,149	855
Dexcom, Inc. *	53,233	4,287
Edwards Lifesciences Corp. *	84,512	6,983
Elevance Health, Inc.	32,776	14,888
Eli Lilly & Co.	107,607	34,795
Gilead Sciences, Inc.	171,016	10,550
HCA Healthcare, Inc.	29,372	5,398
Henry Schein, Inc. *	18,723	1,231
Hologic, Inc. *	33,547	2,165
Humana, Inc.	17,268	8,378
IDEXX Laboratories, Inc. *	11,391	3,711
Illumina, Inc. *	21,436	4,090
Incyte Corp. *	25,678	1,711
Intuitive Surgical, Inc. *	48,666	9,122

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
IQVIA Holdings, Inc. *	25,448	4,610
Johnson & Johnson	358,740	58,604
Laboratory Corp. of America Holdings	12,378	2,535
McKesson Corp.	19,715	6,701
Medtronic PLC	181,296	14,640
Merck & Co., Inc.	345,655	29,768
Mettler-Toledo International, Inc. *	3,076	3,335
Moderna, Inc. *	45,905	5,428
Molina Healthcare, Inc. *	7,880	2,599
Organon & Co.	34,671	811
PerkinElmer, Inc.	17,038	2,050
Pfizer, Inc.	765,780	33,511
Quest Diagnostics, Inc.	15,918	1,953
Regeneron Pharmaceuticals, Inc. *	14,651	10,093
ResMed, Inc.	20,038	4,374
STERIS PLC	13,580	2,258
Stryker Corp.	45,942	9,305
Teleflex, Inc.	6,424	1,294
Thermo Fisher Scientific, Inc.	53,458	27,113
UnitedHealth Group, Inc.	127,629	64,458
Universal Health Services, Inc. - Class B	9,104	803
Vertex Pharmaceuticals, Inc. *	34,993	10,132
Viatris, Inc.	166,424	1,418
Waters Corp. *	8,069	2,175
West Pharmaceutical Services, Inc.	10,046	2,472
Zimmer Biomet Holdings, Inc.	28,593	2,989
Zoetis, Inc.	63,912	9,478

Total		620,865

Industrials (7.8%)
3M Co.	75,538	8,347
A.O. Smith Corp.	17,636	857
Alaska Air Group, Inc. *	17,059	668
Allegion PLC	11,527	1,034
American Airlines Group, Inc. *	88,090	1,061
AMETEK, Inc.	31,317	3,552
The Boeing Co. *	76,161	9,222
C.H. Robinson Worldwide, Inc.	16,903	1,628
Carrier Global Corp.	115,143	4,094
Caterpillar, Inc.	72,031	11,819
Cintas Corp.	11,707	4,545
Copart, Inc. *	29,186	3,105
CoStar Group, Inc. *	54,025	3,763
CSX Corp.	292,163	7,783

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Cummins, Inc.	19,166	3,900
Deere & Co.	37,949	12,671
Delta Air Lines, Inc. *	87,814	2,464
Dover Corp.	19,552	2,279
Eaton Corp. PLC	54,346	7,248
Emerson Electric Co.	80,561	5,899
Equifax, Inc.	16,592	2,844
Expeditors International of Washington, Inc.	22,751	2,009
Fastenal Co.	78,066	3,594
FedEx Corp.	32,618	4,843
Fortive Corp.	48,784	2,844
Fortune Brands Home & Security, Inc.	17,741	952
Generac Holdings, Inc. *	8,613	1,534
General Dynamics Corp.	30,684	6,510
General Electric Co.	149,277	9,242
Honeywell International, Inc.	91,922	15,348
Howmet Aerospace, Inc.	51,011	1,578
Huntington Ingalls Industries, Inc.	5,379	1,191
IDEX Corp.	10,443	2,087
Illinois Tool Works, Inc.	38,438	6,944
Ingersoll-Rand, Inc.	55,152	2,386
J.B. Hunt Transport Services, Inc.	11,517	1,801
Jacobs Solutions, Inc.	17,445	1,893
Johnson Controls International PLC	94,349	4,644
L3Harris Technologies, Inc.	26,158	5,436
Leidos Holdings, Inc.	18,535	1,621
Lockheed Martin Corp.	32,121	12,408
Masco Corp.	30,771	1,437
Nielsen Holdings PLC	49,247	1,365
Nordson Corp.	7,294	1,548
Norfolk Southern Corp.	32,226	6,756
Northrop Grumman Corp.	19,817	9,320
Old Dominion Freight Line, Inc.	12,453	3,098
Otis Worldwide Corp.	57,341	3,658
PACCAR, Inc.	47,137	3,945
Parker Hannifin Corp.	17,516	4,244
Pentair PLC	22,947	932
Quanta Services, Inc.	19,515	2,486
Raytheon Technologies Corp.	201,464	16,492
Republic Services, Inc.	28,276	3,847
Robert Half International, Inc.	14,988	1,147
Rockwell Automation, Inc.	15,768	3,392
Rollins, Inc.	30,518	1,058
Snap-on, Inc.	7,239	1,458

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Southwest Airlines Co. *	80,951	2,497
Stanley Black & Decker, Inc.	20,474	1,540
Textron, Inc.	29,542	1,721
Trane Technologies PLC	31,717	4,593
TransDigm Group, Inc.	7,033	3,691
Union Pacific Corp.	85,175	16,594
United Continental Holdings, Inc. *	43,638	1,420
United Parcel Service, Inc. - Class B	99,858	16,131
United Rentals, Inc. *	9,549	2,579
Verisk Analytics, Inc.	21,607	3,685
W.W. Grainger, Inc.	6,178	3,022
Waste Management, Inc.	51,322	8,222
Westinghouse Air Brake Technologies Corp.	24,771	2,015
Xylem, Inc.	24,425	2,134

Total		323,675

Information Technology (26.1%)
Accenture PLC - Class A	86,308	22,207
Adobe, Inc. *	63,857	17,573
Advanced Micro Devices, Inc. *	220,326	13,960
Akamai Technologies, Inc. *	21,741	1,746
Amphenol Corp. - Class A	81,162	5,435
Analog Devices, Inc.	71,019	9,896
ANSYS, Inc. *	11,847	2,626
Apple, Inc.	2,061,216	284,860
Applied Materials, Inc.	118,700	9,725
Arista Networks, Inc. *	33,629	3,796
Autodesk, Inc. *	29,502	5,511
Automatic Data Processing, Inc.	56,657	12,815
Broadcom, Inc.	55,099	24,465
Broadridge Financial Solutions, Inc.	15,949	2,302
Cadence Design Systems, Inc. *	37,299	6,096
CDW Corp.	18,325	2,860
Ceridian HCM Holding, Inc. *	20,884	1,167
Cisco Systems, Inc.	565,016	22,601
Citrix Systems, Inc.	16,985	1,766
Cognizant Technology Solutions Corp. - Class A	70,684	4,060
Corning, Inc.	103,095	2,992
DXC Technology Co. *	31,366	768
Enphase Energy, Inc. *	18,483	5,128
EPAM Systems, Inc. *	7,827	2,835
F5, Inc. *	8,201	1,187

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Fidelity National Information Services, Inc.	82,835	6,260
Fiserv, Inc. *	87,268	8,166
FLEETCOR Technologies, Inc. *	10,235	1,803
Fortinet, Inc. *	89,300	4,387
Gartner, Inc. *	10,923	3,022
Global Payments, Inc.	37,818	4,086
Hewlett Packard Enterprise Co.	177,540	2,127
HP, Inc.	124,171	3,094
Intel Corp.	560,245	14,438
International Business Machines Corp.	123,235	14,642
Intuit, Inc.	38,488	14,907
Jack Henry & Associates, Inc.	9,805	1,787
Juniper Networks, Inc.	44,995	1,175
Keysight Technologies, Inc. *	24,680	3,884
KLA Corp.	19,349	5,856
Lam Research Corp.	18,690	6,841
Mastercard, Inc. - Class A	116,471	33,117
Microchip Technology, Inc.	75,655	4,617
Micron Technology, Inc.	150,519	7,541
Microsoft Corp.	1,017,596	236,998
Monolithic Power Systems, Inc.	6,065	2,204
Motorola Solutions, Inc.	22,707	5,086
NetApp, Inc.	29,982	1,854
NortonLifeLock, Inc.	80,787	1,627
NVIDIA Corp.	341,662	41,474
NXP Semiconductors NV	35,888	5,294
ON Semiconductor Corp. *	58,929	3,673
Oracle Corp.	207,262	12,657
Paychex, Inc.	43,577	4,890
Paycom Software, Inc. *	6,632	2,188
PayPal Holdings, Inc. *	157,796	13,581
PTC, Inc. *	14,404	1,507
Qorvo, Inc. *	14,082	1,118
QUALCOMM, Inc.	153,228	17,312
Roper Technologies, Inc.	14,478	5,207
Salesforce, Inc. *	135,763	19,528
Seagate Technology Holdings PLC	26,807	1,427
ServiceNow, Inc. *	27,562	10,408
Skyworks Solutions, Inc.	22,141	1,888
SolarEdge Technologies, Inc. *	7,512	1,739
Synopsys, Inc. *	20,764	6,344
TE Connectivity, Ltd.	43,695	4,822

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Teledyne Technologies, Inc. *	6,386	2,155
Teradyne, Inc.	21,347	1,604
Texas Instruments, Inc.	124,671	19,297
Trimble, Inc.	34,306	1,862
Tyler Technologies, Inc. *	5,685	1,976
VeriSign, Inc. *	12,923	2,245
Visa, Inc. - Class A	223,199	39,651
Western Digital Corp. *	41,969	1,366
Zebra Technologies Corp. - Class A *	7,122	1,866

Total		1,084,975

Materials (2.5%)
Air Products and Chemicals, Inc.	30,263	7,043
Albemarle Corp.	15,981	4,226
Amcor PLC	203,784	2,187
Avery Dennison Corp.	11,082	1,803
Ball Corp.	43,463	2,100
Celanese Corp. - Class A	13,601	1,229
CF Industries Holdings, Inc.	27,188	2,617
Corteva, Inc.	98,151	5,609
Dow, Inc.	98,748	4,338
DuPont de Nemours, Inc.	68,968	3,476
Eastman Chemical Co.	16,757	1,191
Ecolab, Inc.	33,833	4,886
FMC Corp.	17,080	1,805
Freeport-McMoRan, Inc.	195,117	5,333
International Flavors & Fragrances, Inc.	34,424	3,127
International Paper Co.	50,266	1,593
Linde PLC	68,000	18,332
LyondellBasell Industries NV - Class A	34,717	2,613
Martin Marietta Materials, Inc.	8,458	2,724
The Mosaic Co.	47,110	2,277
Newmont Corp.	108,025	4,540
Nucor Corp.	35,719	3,822
Packaging Corp. of America	12,708	1,427
PPG Industries, Inc.	32,034	3,546
Sealed Air Corp.	19,812	882
The Sherwin-Williams Co.	32,182	6,589
Vulcan Materials Co.	18,022	2,842
WestRock Co.	34,564	1,068

Total		103,225

Real Estate (2.8%)
Alexandria Real Estate Equities, Inc.	20,214	2,834

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
American Tower Corp.	63,527	13,639
AvalonBay Communities, Inc.	18,963	3,493
Boston Properties, Inc.	19,540	1,465
Camden Property Trust	14,447	1,726
CBRE Group, Inc. - Class A *	44,330	2,993
Crown Castle International Corp.	59,086	8,541
Digital Realty Trust, Inc.	39,216	3,889
Duke Realty Corp.	52,531	2,532
Equinix, Inc.	12,427	7,069
Equity Residential	46,410	3,120
Essex Property Trust, Inc.	8,971	2,173
Extra Space Storage, Inc.	18,212	3,145
Federal Realty Investment Trust	9,945	896
Healthpeak Properties, Inc.	74,265	1,702
Host Hotels & Resorts, Inc.	97,298	1,545
Invitation Homes, Inc.	79,117	2,672
Iron Mountain, Inc.	39,752	1,748
Kimco Realty Corp.	84,389	1,554
Mid-America Apartment Communities, Inc.	15,777	2,446
Prologis, Inc.	101,021	10,264
Public Storage	21,557	6,312
Realty Income Corp.	84,266	4,904
Regency Centers Corp.	21,039	1,133
SBA Communications Corp.	14,624	4,163
Simon Property Group, Inc.	44,666	4,009
UDR, Inc.	41,674	1,738
Ventas, Inc.	54,208	2,177
VICI Properties, Inc.	130,606	3,898
Vornado Realty Trust	21,635	501
Welltower, Inc.	63,225	4,067
Weyerhaeuser Co.	100,972	2,884

Total		115,232

Utilities (3.1%)
The AES Corp.	91,753	2,074
Alliant Energy Corp.	34,454	1,826
Ameren Corp.	35,022	2,821
American Electric Power Co., Inc.	70,100	6,060
American Water Works Co., Inc.	24,650	3,208
Atmos Energy Corp.	18,854	1,920
CenterPoint Energy, Inc.	85,021	2,396
CMS Energy Corp.	39,499	2,300
Consolidated Edison, Inc.	48,514	4,161

Index 500 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Constellation Energy Corp.	44,597	3,710
Dominion Energy, Inc.	113,591	7,850
DTE Energy Co.	26,492	3,048
Duke Energy Corp.	105,059	9,773
Edison International	52,029	2,944
Entergy Corp.	27,582	2,776
Evergy, Inc.	31,291	1,859
Eversource Energy	47,271	3,685
Exelon Corp.	135,321	5,069
FirstEnergy Corp.	74,066	2,740
NextEra Energy, Inc.	268,085	21,021
NiSource, Inc.	55,036	1,386
NRG Energy, Inc.	32,181	1,232
PG&E Corp. *	219,626	2,745
Pinnacle West Capital Corp.	15,533	1,002

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
PPL Corp.	100,820	2,556
Public Service Enterprise Group, Inc.	67,691	3,806
Sempra Energy	42,913	6,434
The Southern Co.	145,042	9,863
WEC Energy Group, Inc.	43,219	3,865
Xcel Energy, Inc.	74,634	4,777

Total		128,907

Total Common Stocks (Cost: $1,756,595)		4,114,414

Short-Term Investments (0.9%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	37,398,081	37,398

Total		37,398

Total Short-Term Investments (Cost: $37,398)		37,398

Total Investments (100.0%) (Cost: $1,793,993)@		4,151,812

Other Assets, Less Liabilities (0.0%)		71

Net Assets (100.0%)		4,151,883

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	11	225	12/22	$40,517	$(5,240)	$(593)

							$(5,240)	$(593)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(593)	$(593)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,793,993 and the net unrealized appreciation of investments based on that cost was $2,352,579 which is comprised of $2,481,899 aggregate gross unrealized appreciation and $129,319 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$1,083,209	$1,766	$—
All Others	3,029,439	—	—
Short-Term Investments	37,398	—	—

Total Assets:	$4,150,046	$1,766	$—

Liabilities:
Other Financial Instruments^
Futures	(5,240)	—	—

Total Liabilities:	$(5,240)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand